Document and Entity Information	Oct. 23, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 23, 2023
Entity Registrant Name	FATHOM DIGITAL MANUFACTURING CORPORATION
Entity Incorporation State Country Code	DE
Entity File Number	001-39994
Entity Tax Identification Number	42-0023833
Entity Address Address Line 1	1050 Walnut Ridge Drive
Entity Address City Or Town	Hartland
Entity Address State Or Province	WI
City Area Code	262
Local Phone Number	4367-8254
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	FATH
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001836176